UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

EFMT DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001946154

EFMT 2026-NQM9
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Robert A. Catarella, (203) 409-3596

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EFMT DEPOSITOR LLC
	BY:	ELLINGTON MANAGEMENT GROUP, L.L.C., as its manager

Date: August 13, 2026		/s/ Robert A. Catarella
Name: Robert A. Catarella Title: Managing Director

EXHIBIT INDEX

99.01       AMC Diligence, LLC (“AMC”) Narrative

1.	AMC Rating Agency Grades Report
2.	AMC Exception Grades Report
3.	AMC Valuation Summary Report
4.	AMC Supplemental Data Report
5.	AMC Business Purpose Report

99.02       Consolidated Analytics, Inc (“CA”) Narrative

1.	CA Data Compare Report
2.	CA Due Diligence Standard Report
3.	CA Grades Summary Report
4.	CA Valuations Report
5.	CA Supplemental Report
6.	CA Business Purpose Supplement Report

99.03       Canopy Financial Technology Partners, LLC (“Canopy”) Narrative

1.	Canopy Supplemental Data Report
2.	Canopy Business Purpose Supplement Report
3.	Canopy Rating Agency Grades Detail Report
4.	Canopy Rating Agency Grades Summary Report
5.	Canopy Valuation Report
6.	Canopy ATR or QM Report
7.	Canopy Data Compare Report

99.04       Clarifii LLC (“Clarifii”) Narrative

1.	Clarifii Valuation Report
2.	Clarifii Supplemental Data Report
3.	Clarifii RA Grades Summary Report
4.	Clarifii RA Grades Detail Report
5.	Clarifii Data Compare Report
6.	Clarifii Business Purpose Report
7.	Clarifii ATR or QM Report

99.05       Clayton Services LLC (“Clayton”) Narrative

1.	Clayton Conditions Summary
2.	Clayton Conditions Detail
3.	Clayton Loan Grades
4.	Clayton Tape Compare
5.	Clayton Non-ATR QM Upload
6.	Clayton Rating Agency ATR QM Data Field
7.	Clayton Standard Upload
8.	Clayton Valuations Summary
9.	Clayton Waived Conditions Summary

99.06       Digital Risk, LLC (“Digital Risk”) Narrative

1.	Digital Risk Findings Summary Report
2.	Digital Risk Findings Exception Report
3.	Digital Risk Rating Agency Report
4.	Digital Risk Valuation Report
5.	Digital Risk Summary Report
6.	Digital Risk Standard Report
7.	Digital Risk Supplemental Report
8.	Digital Risk Non-QM Supplemental Report

99.07       Evolve Mortgage Services (“Evolve”) Narrative

1.	Evolve Rating Agency Grades Report
2.	Evolve Exception Detail Report
3.	Evolve Valuation Report
4.	Evolve Data Compare Report
5.	Evolve QM ATR Data Report
6.	Evolve Business Purpose Report

99.08       Infinity IPS, Inc. (“Infinity”) Narrative

1.	Infinity Rating Agency Grade Report
2.	Infinity Loan Level Exception Report
3.	Infinity Individual Exception Report
4.	Infinity Valuation Report
5.	Infinity Data Compare
6.	Infinity Supplemental Data Report

99.09       Maxwell Diligence Solutions, LLC (“Maxwell”) Narrative

1.	Maxwell Standard Exceptions Report
2.	Maxwell Grading Report
3.	Maxwell Valuation Report
4.	Maxwell Supplemental Data Report
5.	Maxwell Business Purpose Supplement Report
6.	Maxwell Data Compare Report

99.10       Opus Capital Markets Consultants, LLC (“Opus”) Narrative

1.	Opus Standard Findings Detail Report
2.	Opus Rating Agency Grades Summary Report
3.	Opus ATR or QM Report
4.	Opus Supplemental Data Report
5.	Opus Business Purpose Report
6.	Opus Valuation Report
7.	Opus Data Compare Report

99.11       Selene Diligence LLC (“Selene”) Narrative

1.	Selene Rating Agency Grades Summary Report
2.	Selene Standard Findings Report
3.	Selene Valuation Report
4.	Selene Rating Agency Multi-Property Valuation Report
5.	Selene MLS Report
6.	Selene Supplemental Data Report
7.	Selene Multi-Property Data Extract Report
8.	Selene Business Purpose Report
9.	Selene Data Compare Report